Schedule of investments
Optimum Large Cap Value Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.48%
Communication Services — 5.58%
Alphabet Class A †	83,935	$ 10,047,020
Charter Communications Class A †	24,227	8,900,273
Comcast Class A	822,571	34,177,825
Fox Class A	243,798	8,289,132
Meta Platforms Class A †	44,079	12,649,791
Verizon Communications	255,174	9,489,921
Walt Disney †	149,576	13,354,145
		96,908,107
Consumer Discretionary — 3.65%
Darden Restaurants	66,445	11,101,631
General Motors	212,185	8,181,854
Lowe's	142,300	32,117,110
Marriott International Class A	65,254	11,986,507
		63,387,102
Consumer Non-Cyclical — 0.17%
Roche Holding	9,825	3,001,243
		3,001,243
Consumer Staples — 6.43%
Archer-Daniels-Midland	33,931	2,563,826
Diageo	327,828	14,093,655
Kenvue †	96,827	2,558,169
Kimberly-Clark	53,942	7,447,233
Mondelez International Class A	192,680	14,054,079
Nestle	121,635	14,631,670
PepsiCo	109,103	20,208,058
Procter & Gamble	46,523	7,059,400
Reckitt Benckiser Group	58,659	4,408,275
Target	143,109	18,876,077
Tyson Foods Class A	113,337	5,784,720
		111,685,162
Energy — 6.80%
ConocoPhillips	359,509	37,248,727
EOG Resources	166,636	19,069,824
Exxon Mobil	260,884	27,979,809
Phillips 66	64,361	6,138,752
Pioneer Natural Resources	60,451	12,524,238
Schlumberger	305,814	15,021,584
		117,982,934
Financials — 21.74%
Allstate	67,192	7,326,616
American Express	134,262	23,388,440
Aon Class A	67,977	23,465,660
Bank of America	486,403	13,954,902
Berkshire Hathaway Class B †	33,138	11,300,058
BlackRock	35,630	24,625,318
Chubb	86,627	16,680,895
Citigroup	230,545	10,614,292
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Goldman Sachs Group	10,346	$ 3,336,999
Hartford Financial Services Group	157,617	11,351,576
Intercontinental Exchange	106,612	12,055,685
JPMorgan Chase & Co.	423,918	61,654,634
KKR & Co.	95,255	5,334,280
Marsh & McLennan	118,763	22,336,945
Morgan Stanley	180,844	15,444,078
Nasdaq	234,654	11,697,502
PayPal Holdings †	157,421	10,504,703
PNC Financial Services Group	66,520	8,378,194
Progressive	152,006	20,121,034
Prudential Financial	54,632	4,819,635
S&P Global	33,912	13,594,982
State Street	54,421	3,982,529
Travelers	128,719	22,353,342
Truist Financial	208,050	6,314,317
Wells Fargo & Co.	301,885	12,884,452
		377,521,068
Healthcare — 17.41%
Abbott Laboratories	282,598	30,808,834
AbbVie	64,081	8,633,633
AmerisourceBergen	73,601	14,163,040
Avantor †	306,005	6,285,343
Boston Scientific †	469,112	25,374,268
Bristol-Myers Squibb	183,216	11,716,663
Cigna Group	82,979	23,283,907
CVS Health	158,204	10,936,643
Danaher	21,868	5,248,320
Eli Lilly & Co.	19,210	9,009,106
Johnson & Johnson	224,852	37,217,503
McKesson	35,696	15,253,258
Medtronic	112,915	9,947,812
Merck & Co.	324,779	37,476,249
Pfizer	450,483	16,523,716
Thermo Fisher Scientific	52,159	27,213,958
UnitedHealth Group	27,684	13,306,038
		302,398,291
Industrials — 15.66%
Canadian National Railway	42,955	5,200,562
Carrier Global	208,843	10,381,585
Caterpillar	43,034	10,588,516
CSX	411,115	14,019,021
Eaton	60,778	12,222,456
Equifax	43,340	10,197,902
General Dynamics	66,517	14,311,133
Honeywell International	159,581	33,113,057
Illinois Tool Works	60,366	15,101,159
Johnson Controls International	104,498	7,120,494
NQ- OPTLV [0623] 0823 (3054815)    1

Schedule of investments
Optimum Large Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Masco	15,305	$ 878,201
Northrop Grumman	56,970	25,966,926
Otis Worldwide	34,535	3,073,960
Owens Corning	74,880	9,771,840
PACCAR	62,964	5,266,939
Parker-Hannifin	43,606	17,008,084
Quanta Services	80,348	15,784,365
Raytheon Technologies	225,551	22,094,976
Southwest Airlines	191,144	6,921,324
Textron	143,069	9,675,756
Trane Technologies	35,302	6,751,860
Union Pacific	80,780	16,529,204
		271,979,320
Information Technology — 8.24%
Accenture Class A	56,653	17,481,983
Analog Devices	55,553	10,822,280
Broadcom	11,096	9,625,003
KLA	27,338	13,259,477
Micron Technology	122,446	7,727,567
Microsoft	31,822	10,836,664
Motorola Solutions	48,053	14,092,984
NXP Semiconductors	52,770	10,800,963
ON Semiconductor †	140,576	13,295,678
Oracle	119,447	14,224,943
Texas Instruments	116,531	20,977,911
		143,145,453
Materials — 3.79%
Air Products and Chemicals	41,970	12,571,274
Corteva	56,846	3,257,276
DuPont de Nemours	172,986	12,358,120
Huntsman	245,952	6,645,623
International Flavors & Fragrances	5,524	439,655
Martin Marietta Materials	30,574	14,115,710
PPG Industries	55,931	8,294,567
Sherwin-Williams	30,349	8,058,267
		65,740,492
Real Estate — 3.38%
American Tower	51,562	9,999,934
Equity LifeStyle Properties	98,565	6,593,013
Prologis	222,146	27,241,764
Public Storage	50,908	14,859,027
		58,693,738
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 5.63%
American Electric Power	53,195	$ 4,479,019
Dominion Energy	232,078	12,019,320
Duke Energy	319,848	28,703,160
Exelon	177,903	7,247,768
NextEra Energy	188,086	13,955,981
PG&E †	125,858	2,174,826
Southern	234,281	16,458,240
Xcel Energy	205,497	12,775,749
		97,814,063
Total Common Stocks (cost $1,310,468,807)		1,710,256,973

Short-Term Investments — 1.55%
Money Market Mutual Funds — 1.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	6,743,933	6,743,933
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	6,743,932	6,743,932
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	6,743,933	6,743,933
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	6,743,933	6,743,933
Total Short-Term Investments (cost $26,975,731)		26,975,731

Total Value of Securities—100.03% (cost $1,337,444,538)		1,737,232,704
Liabilities Net of Receivables and Other Assets—(0.03%)		(513,677)
Net Assets Applicable to 89,641,814 Shares Outstanding—100.00%		$1,736,719,027
†	Non-income producing security.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC

2    NQ- OPTLV [0623] 0823 (3054815)